Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Invesco 0-5 Yr US TIPS ETF | Invesco 0-5 Yr US TIPS ETF
Prospectus [Line Items]
Annual Return [Percent]	6.04%	4.75%	4.51%	(3.00%)	5.43%	4.99%	4.70%	0.48%
Invesco Alerian Galaxy Crypto Economy ETF | Invesco Alerian Galaxy Crypto Economy ETF
Prospectus [Line Items]
Annual Return [Percent]	2.89%	56.26%	264.12%	(80.05%)
Invesco China Technology ETF | Invesco China Technology ETF
Prospectus [Line Items]
Annual Return [Percent]	33.65%	11.24%	(16.97%)	(29.74%)	(25.13%)	58.33%	32.46%	(34.21%)	72.54%	(0.07%)
Invesco Dorsey Wright Developed Markets Momentum ETF | Invesco Dorsey Wright Developed Markets Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	36.34%	16.31%	17.88%	(30.47%)	20.78%	17.91%	27.33%	(16.18%)	30.70%	(7.99%)
Invesco Dorsey Wright Emerging Markets Momentum ETF | Invesco Dorsey Wright Emerging Markets Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	25.49%	0.56%	13.44%	(27.89%)	13.28%	21.19%	25.34%	(21.24%)	39.49%	0.15%
Invesco Emerging Markets Sovereign Debt ETF | Invesco Emerging Markets Sovereign Debt ETF
Prospectus [Line Items]
Annual Return [Percent]	15.44%	3.38%	17.68%	(23.40%)	(4.36%)	2.26%	17.47%	(6.15%)	9.44%	9.00%
Invesco Global Clean Energy ETF | Invesco Global Clean Energy ETF
Prospectus [Line Items]
Annual Return [Percent]	42.36%	(26.18%)	(10.70%)	(29.54%)	(21.85%)	144.12%	39.66%	(19.02%)	27.76%	(6.53%)
Invesco Global ex-US High Yield Corporate Bond ETF | Invesco Global ex-US High Yield Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	8.19%	8.39%	10.36%	(4.72%)	1.14%	2.53%	5.32%	0.61%	3.87%	12.48%
Invesco Global Water ETF | Invesco Global Water ETF
Prospectus [Line Items]
Annual Return [Percent]	13.71%	(0.37%)	21.13%	(23.09%)	25.86%	14.25%	35.08%	(9.37%)	26.17%	0.91%
Invesco International BuyBack Achievers ETF | Invesco International BuyBack Achievers ETF
Prospectus [Line Items]
Annual Return [Percent]	44.66%	10.36%	15.01%	(12.60%)	11.11%	16.24%	20.11%	(20.97%)	33.57%	11.79%
Invesco International Corporate Bond ETF | Invesco International Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	13.91%	(2.93%)	11.75%	(22.80%)	(6.82%)	12.56%	9.55%	(7.40%)	14.20%	(0.44%)
Invesco MSCI Global Climate 500 ETF | Invesco MSCI Global Climate 500 ETF
Prospectus [Line Items]
Annual Return [Percent]	21.64%
Invesco MSCI Global Timber ETF | Invesco MSCI Global Timber ETF
Prospectus [Line Items]
Annual Return [Percent]	(6.40%)	1.94%	9.20%	(16.66%)	12.30%	18.12%	22.81%	(21.11%)	29.76%	7.11%
Invesco RAFI Developed Markets ex-U.S. ETF | Invesco RAFI Developed Markets ex-U.S. ETF
Prospectus [Line Items]
Annual Return [Percent]	42.26%	4.35%	18.90%	(9.24%)	15.20%	3.08%	17.81%	(15.12%)	24.78%	6.51%
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF | Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Prospectus [Line Items]
Annual Return [Percent]	37.43%	0.69%	13.33%	(17.01%)	8.39%	10.08%	20.15%	(17.71%)	29.35%	6.37%
Invesco RAFI Emerging Markets ETF | Invesco RAFI Emerging Markets ETF
Prospectus [Line Items]
Annual Return [Percent]	30.28%	12.76%	13.04%	(14.21%)	8.08%	(1.71%)	16.21%	(8.13%)	25.70%	32.44%
Invesco S&P Emerging Markets Low Volatility ETF | Invesco S&P Emerging Markets Low Volatility ETF
Prospectus [Line Items]
Annual Return [Percent]	21.39%	2.06%	9.53%	(3.65%)	14.71%	(2.51%)	8.26%	(5.71%)	24.53%	4.73%
Invesco S&P Emerging Markets Momentum ETF | Invesco S&P Emerging Markets Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	11.03%	9.61%	13.80%	(18.99%)	(5.35%)	10.43%	20.50%	(16.56%)	45.59%	5.09%
Invesco S&P Global Water Index ETF | Invesco S&P Global Water Index ETF
Prospectus [Line Items]
Annual Return [Percent]	17.70%	4.59%	15.39%	(21.70%)	31.34%	15.78%	33.40%	(10.02%)	26.71%	6.67%
Invesco S&P International Developed Low Volatility ETF | Invesco S&P International Developed Low Volatility ETF
Prospectus [Line Items]
Annual Return [Percent]	27.64%	2.15%	9.20%	(12.07%)	9.57%	(9.49%)	20.50%	(7.91%)	21.90%	3.30%
Invesco S&P International Developed Momentum ETF | Invesco S&P International Developed Momentum ETF
Prospectus [Line Items]
Annual Return [Percent]	41.85%	12.75%	21.05%	(13.04%)	14.31%	22.38%	24.82%	(16.58%)	27.90%	0.08%
Invesco S&P International Developed Quality ETF | Invesco S&P International Developed Quality ETF
Prospectus [Line Items]
Annual Return [Percent]	26.80%	1.90%	18.99%	(20.20%)	11.29%	15.63%	29.86%	(12.74%)	26.73%	(1.96%)